OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Mer Telemanagement Solutions Ltd [Member]
Schedule of Other Accounts Receivable and Prepaid Expenses

	December 31,
	2020	2019
Government authorities	$15	$27
Prepaid expenses	376	175
Others	8	34
Total	$399	$236